MORTGAGE AND TERM LOANS (Tables)	24 Months Ended
Dec. 31, 2014
Mortgage and Term Loans [Table Text Block]
December 31,	2014	2013

Note payable on a monthly basis (principal and interest) to a bank under a mortgage loan agreement dated November 21, 2013 with maturity date of November 21, 2020, secured by the Company’s building and land, interest rate at bank’s prime rate plus 0.75% or a floor of 4.00 ( 4.00% and 4.00% at December 31, 2014 and 2013, respectively).	$3,268,725	$3,348,505

The term loan agreement mentioned above was refinanced on November 21, 2013. Under the refinanced term loan agreement, note payable on a monthly basis (principal and interest) to a bank with maturity date of November 21, 2020, secured by substantially all of the assets of the Company, interest rate at bank’s prime rate plus 0.75% or a floor of 4.00 ( 4.00% and 4.00% at December 31, 2014 and 2013, respectively).	1,525,029	1,749,097

Total mortgage and term loans	4,793,754	5,097,602
Less – long term portion	(4,487,655)	(4,794,045)

Current portion of mortgage and term loans	$306,099	$303,557

Aggregate Future Payment Of Bank Loan [Table Text Block]
Years ending December 31,	Amount

2015	$306,099
2016	328,652
2017	342,739
2018	356,900
2019	371,647
Thereafter	3,087,717

Total	$4,793,754